Summary of Significant Accounting Policies Property, Plant and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, at cost	$ 5,232,700,000	$ 3,640,792,000
Less accumulated depreciation	(2,426,996,000)	(2,274,723,000)
Property, plant, and equipment, net	2,805,704,000	1,366,069,000
Depreciation [Abstract]
Depreciation expense	191,200,000	166,000,000	161,500,000
Land and Land Improvements
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, at cost	140,592,000	107,250,000
Buildings
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, at cost	628,948,000	390,363,000
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, at cost	4,263,505,000	3,048,932,000
Construction in Progress
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, at cost	168,808,000	67,051,000
Other
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, at cost	$ 30,847,000	$ 27,196,000